Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 422,000	$ 449,000	$ 1,800,000	$ 860,000